Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net
Schedule of loans receivable, net

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Loans receivable:
-Within credit term	98,925	41,423	5,675
-Past due	267,506	201,744	27,639
Total loans receivable	366,431	243,167	33,314
Allowance for credit losses	(79,510)	(74,059)	(10,146)
Loans receivable, net	286,921	169,108	23,168

Schedule of aging analysis of non-purchased past due loans receivable

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$

Past due within 1 year	115,281	23,662	3,242
Past due more than 1 year	17,258	59,946	8,213
Total non-purchased past due loans	132,539	83,608	11,455

Schedule of activity in the allowance for loan losses

RMB
(Amount in Thousands)
Loans receivable—December 31, 2022	93,859
Provisions	1,604
Reversal	(9,779)
Write off	(6,174)
Loans receivable—December 31, 2023	79,510
Provisions	7,353
Reversal	(6,077)
Write off	(6,727)
Loans receivable—December 31, 2024	74,059